Income tax - Deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax balances
Balance as of beginning of year	$ 22,196
Balance as of ending of year	21,302	$ 22,196
Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	22,196	27,092	$ 33,193
Recognized in the statement of comprehensive income	(1,626)	(1,400)	(3,189)
Net from deferred tax asset			0
Exchange differences	732	(3,496)	(2,912)
Balance as of ending of year	21,302	22,196	27,092
Deferred tax on untaxed reserves | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	0	0	1,170
Recognized in the statement of comprehensive income	0	0	(1,116)
Exchange differences	0	0	(54)
Balance as of ending of year	0	0	0
Intangibles & Inventory Valuation | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	21,072	26,411	31,481
Recognized in the statement of comprehensive income	(1,785)	(1,859)	(2,206)
Exchange differences	732	(3,480)	(2,864)
Balance as of ending of year	20,019	21,072	26,411
Other Temporary Differences | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year	1,124	681	542
Recognized in the statement of comprehensive income	159	459	133
Net from deferred tax asset			0
Exchange differences	0	(16)	6
Balance as of ending of year	$ 1,283	$ 1,124	$ 681